The interactive data file included as an exhibit to this filing relates to the prospectus for Variable Portfolio – Aggressive Portfolio, Variable Portfolio – Conservative Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Moderately Conservative Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 2, 2020 (Accession No. 0001193125-20-283491), which is incorporated herein by reference.